NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(18,946,370)	(33,424,111)	(17,609,413)
Net loss attributable to ordinary shareholders	(18,946,370)	(33,424,111)	(17,609,413)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	54,737,530	56,287,903	59,006,129
Net Loss per share—basic and diluted	(0.35)	(0.59)	(0.30)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Year Ended December 31,
	2023	2024	2025
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	52,942	1,554,057	10,933,676